Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Bank balances	$ 10,137,204	$ 6,919,869	$ 3,814,905	$ 4,880,413